Annual Fund Operating Expenses - California Bond Fund	Aug. 01, 2021
Fund Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.56%
Fee Waiver/Reimbursement from Adviser	none
Total Annual Fund Operating Expenses after Reimbursement
Inst. Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.61%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver/Reimbursement from Adviser	(0.44%)
Total Annual Fund Operating Expenses after Reimbursement
Class A
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver/Reimbursement from Adviser	(0.07%)
Total Annual Fund Operating Expenses after Reimbursement